Victory Portfolios	Schedule of Portfolio Investments
Victory Diversified Stock Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.0%)
Communication Services (7.6%):
Alphabet, Inc., Class C (a)	5,450	$14,791
Meta Platforms, Inc., Class A (a)	15,541	4,869
Nexstar Media Group, Inc., Class A	28,881	4,776
		24,436
Communications Equipment (1.1%):
Lumentum Holdings, Inc. (a)	35,281	3,580

Consumer Discretionary (13.3%):
Amazon.com, Inc. (a)	1,389	4,155
Asbury Automotive Group, Inc. (a)	24,294	3,911
Brunswick Corp.	35,727	3,244
D.R. Horton, Inc.	47,571	4,244
Group 1 Automotive, Inc.	16,330	2,773
LCI Industries	12,828	1,580
Lithia Motors, Inc.	11,388	3,327
MarineMax, Inc. (a)	74,455	3,504
Meritage Homes Corp. (a)	36,533	3,727
Patrick Industries, Inc.	24,148	1,555
Tempur Sealy International, Inc.	71,908	2,863
Tesla, Inc. (a)	3,273	3,066
Vista Outdoor, Inc. (a)	44,044	1,699
Winnebago Industries, Inc.	47,144	3,042
		42,690
Consumer Staples (4.8%):
BJ's Wholesale Club Holdings, Inc. (a)	63,360	3,895
Darling Ingredients, Inc. (a)	24,492	1,562
PepsiCo, Inc.	30,933	5,367
Philip Morris International, Inc.	42,491	4,370
		15,194
Electronic Equipment, Instruments & Components (2.0%):
Fabrinet (a)	29,380	3,325
Jabil, Inc.	50,792	3,123
		6,448
Energy (6.4%):
Chevron Corp.	43,300	5,686
Diamondback Energy, Inc.	17,551	2,214
EOG Resources, Inc.	22,100	2,464

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Diversified Stock Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Matador Resources Co.	49,036	$2,195
Pioneer Natural Resources Co.	19,661	4,304
Valero Energy Corp.	42,593	3,534
		20,397
Financials (11.8%):
Ally Financial, Inc.	44,035	2,101
Ameriprise Financial, Inc.	7,842	2,387
Bank of America Corp.	103,792	4,789
Chubb Ltd.	23,689	4,673
JPMorgan Chase & Co.	36,258	5,388
Morgan Stanley	40,123	4,114
Primerica, Inc.	23,720	3,661
ServisFirst Bancshares, Inc. (b)	22,882	1,942
Signature Bank	14,072	4,287
Western Alliance Bancorp	44,423	4,406
		37,748
Health Care (12.5%):
AbbVie, Inc.	44,564	6,100
AmerisourceBergen Corp.	36,141	4,922
Cigna Corp.	20,617	4,751
ICON PLC (a)	14,690	3,904
McKesson Corp.	20,550	5,276
Regeneron Pharmaceuticals, Inc. (a)	8,384	5,102
Stryker Corp.	11,384	2,824
Thermo Fisher Scientific, Inc.	2,821	1,640
UnitedHealth Group, Inc.	11,613	5,488
		40,007
Industrials (7.9%):
Builders FirstSource, Inc. (a)	30,231	2,055
Chart Industries, Inc. (a)	11,578	1,411
GXO Logistics, Inc. (a)	25,428	2,065
Marten Transport Ltd.	186,020	3,105
Old Dominion Freight Line, Inc.	9,416	2,843
Parker-Hannifin Corp.	10,183	3,157
Saia, Inc. (a)	12,539	3,565
Trex Co., Inc. (a)	27,492	2,515
UFP Industries, Inc.	55,175	4,406
		25,122
IT Services (1.0%):
EPAM Systems, Inc. (a)	3,658	1,742

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Diversified Stock Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
PayPal Holdings, Inc. (a)	8,962	$1,541
		3,283
Materials (3.2%):
Avery Dennison Corp.	14,277	2,933
Summit Materials, Inc., Class A (a)	84,250	2,996
Valvoline, Inc.	133,385	4,393
		10,322
Real Estate (1.9%):
American Tower Corp.	8,694	2,186
CBRE Group, Inc., Class A (a)	18,450	1,870
Simon Property Group, Inc.	13,897	2,046
		6,102
Semiconductors & Semiconductor Equipment (9.2%):
Advanced Micro Devices, Inc. (a)	38,811	4,434
Alpha & Omega Semiconductor Ltd. (a)	4,992	225
Applied Materials, Inc.	27,696	3,827
Broadcom, Inc.	10,658	6,244
Lam Research Corp.	6,269	3,698
NVIDIA Corp.	31,639	7,747
QUALCOMM, Inc.	18,567	3,264
		29,439
Software (6.4%):
Cadence Design Systems, Inc. (a)	19,692	2,996
Microsoft Corp.	56,168	17,467
		20,463
Technology Hardware, Storage & Peripherals (7.9%):
Apple, Inc.	125,609	21,954
HP, Inc.	88,651	3,256
		25,210
Total Common Stocks (Cost $208,224)		310,441

Exchange-Traded Funds (1.5%)
SPDR S&P 500 ETF Trust	10,767	4,844
Total Exchange-Traded Funds (Cost $3,959)		4,844

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Diversified Stock Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (0.2%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (c)	21,245	$21
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (c)	293,028	293
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (c)	10,602	11
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (c)	84,540	85
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (c)	380,107	380
Total Collateral for Securities Loaned (Cost $790)		790

Total Investments (Cost $212,973) — 98.7%		316,075
Other assets in excess of liabilities — 1.3%		4,105
NET ASSETS - 100.00%		$320,180

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on January 31, 2022.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory NewBridge Large Cap Growth Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.0%)
Communication Services (8.6%):
Alphabet, Inc., Class C (a)	314	$852
Meta Platforms, Inc., Class A (a)	870	273
		1,125
Communications Equipment (1.9%):
Motorola Solutions, Inc.	1,037	241

Consumer Discretionary (21.9%):
Airbnb, Inc., Class A (a)	1,869	288
Amazon.com, Inc. (a)	339	1,014
Aptiv PLC (a)	1,828	249
Burlington Stores, Inc. (a)	1,159	274
Lululemon Athletica, Inc. (a)	1,294	432
NIKE, Inc., Class B	2,733	405
O'Reilly Automotive, Inc. (a)	282	184
		2,846
Electronic Equipment, Instruments & Components (1.9%):
CDW Corp.	1,333	252

Financials (2.9%):
MSCI, Inc.	712	382

Health Care (14.0%):
Align Technology, Inc. (a)	662	328
Dexcom, Inc. (a)	538	232
Thermo Fisher Scientific, Inc.	950	552
Veeva Systems, Inc., Class A (a)	1,291	305
Zoetis, Inc.	2,005	400
		1,817
Industrials (8.4%):
CoStar Group, Inc. (a)	3,348	235
Generac Holdings, Inc. (a)	1,116	315
Kornit Digital Ltd., ADR (a)	1,685	177
Uber Technologies, Inc. (a)	9,607	359
		1,086
IT Services (12.8%):
EPAM Systems, Inc. (a)	711	338
PayPal Holdings, Inc. (a)	2,354	405
Shopify, Inc., Class A (a)	260	251
Visa, Inc., Class A	2,995	677
		1,671

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory NewBridge Large Cap Growth Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (7.3%):
NVIDIA Corp.	3,866	$947

Software (17.3%):
Adobe, Inc. (a)	944	504
Cadence Design Systems, Inc. (a)	2,434	370
Crowdstrike Holdings, Inc., Class A (a)	1,171	212
Microsoft Corp.	1,380	429
ServiceNow, Inc. (a)	930	545
The Trade Desk, Inc., Class A (a)	2,787	194
		2,254
Total Common Stocks (Cost $6,838)		12,621
Total Investments (Cost $6,838) — 97.0%		12,621
Other assets in excess of liabilities — 3.0%		395
NET ASSETS - 100.00%		$13,016

(a)	Non-income producing security.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Special Value Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (93.9%)
Communication Services (7.5%):
Alphabet, Inc., Class C (a)	827	$2,245
Meta Platforms, Inc., Class A (a)	2,314	725
Nexstar Media Group, Inc., Class A	4,187	692
		3,662
Communications Equipment (1.1%):
Lumentum Holdings, Inc. (a)	5,107	518

Consumer Discretionary (12.9%):
Amazon.com, Inc. (a)	201	601
Asbury Automotive Group, Inc. (a)	3,577	576
Brunswick Corp.	5,416	492
D.R. Horton, Inc.	6,885	614
Group 1 Automotive, Inc.	2,335	397
LCI Industries	1,944	239
Lithia Motors, Inc.	1,619	473
MarineMax, Inc. (a)	11,287	531
Meritage Homes Corp. (a)	5,401	551
Patrick Industries, Inc.	3,659	236
Tempur Sealy International, Inc.	10,221	407
Tesla, Inc. (a)	470	440
Vista Outdoor, Inc. (a)	6,260	242
Winnebago Industries, Inc.	7,019	453
		6,252
Consumer Staples (4.7%):
BJ's Wholesale Club Holdings, Inc. (a)	9,214	566
Darling Ingredients, Inc. (a)	3,503	224
PepsiCo, Inc.	4,687	813
Philip Morris International, Inc.	6,438	662
		2,265
Electronic Equipment, Instruments & Components (2.0%):
Fabrinet (a)	4,273	483
Jabil, Inc.	7,703	474
		957

Energy (6.2%):
Chevron Corp.	6,561	862
Diamondback Energy, Inc.	2,613	330
EOG Resources, Inc.	3,177	354
Matador Resources Co.	7,042	315
Pioneer Natural Resources Co.	2,851	624
Valero Energy Corp.	6,189	513
		2,998

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Special Value Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (11.4%):
Ally Financial, Inc.	6,386	$305
Ameriprise Financial, Inc.	1,122	342
Bank of America Corp.	15,609	720
Chubb Ltd.	3,437	678
JPMorgan Chase & Co.	5,453	810
Morgan Stanley	5,805	595
Primerica, Inc.	3,449	532
ServisFirst Bancshares, Inc.	3,329	283
Signature Bank	2,134	650
Western Alliance Bancorp	6,365	631
		5,546
Health Care (12.1%):
AbbVie, Inc.	6,367	872
AmerisourceBergen Corp.	5,232	713
Cigna Corp.	2,931	675
ICON PLC (a)	2,132	567
McKesson Corp.	3,010	773
Regeneron Pharmaceuticals, Inc. (a)	1,233	750
Stryker Corp.	1,725	428
Thermo Fisher Scientific, Inc.	420	244
UnitedHealth Group, Inc.	1,761	832
		5,854
Industrials (7.6%):
Builders FirstSource, Inc. (a)	4,554	310
Chart Industries, Inc. (a)	1,679	205
GXO Logistics, Inc. (a)	3,712	302
Marten Transport Ltd.	27,226	454
Old Dominion Freight Line, Inc.	1,362	411
Parker-Hannifin Corp.	1,543	478
Saia, Inc. (a)	1,794	510
Trex Co., Inc. (a)	4,136	378
UFP Industries, Inc.	8,075	645
		3,693
IT Services (1.0%):
EPAM Systems, Inc. (a)	531	253
PayPal Holdings, Inc. (a)	1,280	220
		473

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Special Value Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (3.1%):
Avery Dennison Corp.	2,147	$441
Summit Materials, Inc., Class A (a)	11,976	426
Valvoline, Inc.	19,301	636
		1,503
Real Estate (1.8%):
American Tower Corp.	1,274	320
CBRE Group, Inc., Class A (a)	2,683	272
Simon Property Group, Inc.	2,044	301
		893
Semiconductors & Semiconductor Equipment (9.1%):
Advanced Micro Devices, Inc. (a)	5,880	672
Alpha & Omega Semiconductor Ltd. (a)	755	34
Applied Materials, Inc.	3,968	548
Broadcom, Inc.	1,615	946
Lam Research Corp.	900	531
NVIDIA Corp.	4,794	1,174
QUALCOMM, Inc.	2,816	495
		4,400
Software (6.2%):
Cadence Design Systems, Inc. (a)	2,850	433
Microsoft Corp.	8,363	2,601
		3,034
Technology Hardware, Storage & Peripherals (7.2%):
Apple, Inc.	17,172	3,001
HP, Inc.	13,445	494
		3,495
Total Common Stocks (Cost $30,715)		45,543

Exchange-Traded Funds (4.0%)
SPDR S&P 500 ETF Trust	4,357	1,960
Total Exchange-Traded Funds (Cost $2,075)		1,960
Total Investments (Cost $32,790) — 97.9%		47,503
Other assets in excess of liabilities — 2.1%		1,016
NET ASSETS - 100.00%		$48,519

(a)	Non-income producing security.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Strategic Allocation Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (7.5%)
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	52,860	$2,126

Total Affiliated Exchange-Traded Funds (Cost $1,351)		2,126

Affiliated Mutual Funds (92.2%)
Victory INCORE Investment Grade Convertible Fund, Class I	101,177	1,846
Victory INCORE Total Return Bond Fund, Class R6	327,262	3,135
Victory Integrity Discovery Fund, Class Y	23,542	1,113
Victory Market Neutral Income Fund, Class I	601,273	5,880
Victory RS Global Fund, Class Y	439,201	8,459
Victory RS Partners Fund, Class Y	38,892	1,108
Victory Sophus Emerging Markets Fund, Class R6	115,473	2,686
Victory Trivalent International Small-Cap Fund, Class I	128,594	2,020

Total Affiliated Mutual Funds (Cost $22,381)		26,247
Total Investments (Cost $23,732) — 99.7%		28,373
Other assets in excess of liabilities — 0.3%		88
NET ASSETS - 100.00%		$28,461

ETF—Exchange-Traded Fund

Affiliated Holdings

						Net Change
			Proceeds		Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
	10/31/2021	at Cost	Sales	Gains (Losses)	Distributions	Depreciation	1/31/2022	Income
Victory INCORE Investment Grade Convertible Fund	$1,849	$159	$-	$-	$26	$(162)	$1,846	$134
Victory INCORE Total Return Bond Fund Class R6	3,201	19	-	-	-	(85)	3,135	19
Victory Integrity Discovery Fund Class Y	1,178	49	(28)	7	48	(93)	1,113	-
Victory Market Neutral Income Fund Class I	5,661	33	-	-	-	186	5,880	32
Victory RS Global Fund Class Y	9,197	303	(518)	142	88	(665)	8,459	215
Victory RS Partners Fund Class Y	1,130	151	-	-	89	(173)	1,108	62
Victory Sophus Emerging Markets Fund Class R6	2,770	114	-	-	59	(198)	2,686	55
Victory Trivalent International Small-Cap Fund Class I	2,200	173	-	-	137	(353)	2,020	37
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	2,171	-	(58)	9	-	4	2,126	8
	$29,357	$1,001	$(604)	$158	$447	$(1,539)	$28,373	$562

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Fund for Income	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (77.0%)
Multi-family (0.2%):
Pass-throughs (0.2%):
Government National Mortgage Assoc.
7.92%, 7/1/23	$111	$111
8.00%, 1/15/31 - 11/15/33	1,020	1,021
7.75%, 9/15/33	376	376
		1,508
Single Family (76.8%):
Collateralized Mortgage Obligations (3.2%):
Government National Mortgage Assoc.
Series 1999-4, Class ZB, 6.00%, 2/20/29	138	138
Series 2001-10, Class PE, 6.50%, 3/16/31	115	115
Series 2005-74, Class HB, 7.50%, 9/16/35	8	8
Series 2005-74, Class HC, 7.50%, 9/16/35	45	50
Series 2011-166, Class NT, 7.75%, 11/20/31 (a)	688	772
Series 2012-106, Class JM, 7.33%, 10/20/34 (a)	510	585
Series 2012-30, Class WB, 7.03%, 11/20/39 (a)	1,782	2,008
Series 2013-190, Class KT, 8.10%, 9/20/30 (a)	203	229
Series 2013-51, Class BL, 6.07%, 4/20/34 (a)	1,413	1,590
Series 2013-64, Class KY, 6.75%, 12/20/38 (a)	771	858
Series 2013-70, Class KP, 7.04%, 2/20/39 (a)	701	802
Series 2014-69, Class W, 7.21%, 11/20/34 (a)	100	114
Series 2014-74, Class PT, 7.84%, 5/16/44 (a)	146	161
Series 2015-77, Class PT, 7.33%, 6/20/39 (a)	278	315
Series 2019-22, Class PT, 7.93%, 2/20/49 (a)	5,139	5,769
Series 2021-1, Class WT, 7.83%, 1/20/51 (a)	5,430	6,181
		19,695
Pass-throughs (73.6%):
Government National Mortgage Assoc.
8.00%, 4/15/22 - 5/15/49	30,537	34,732
8.50%, 4/15/22 - 7/15/32	4,247	4,715
7.00%, 12/20/22 - 9/20/50	78,797	89,527
7.13%, 3/15/23 - 7/15/25	82	82
5.50%, 7/15/23 - 11/15/45	12,700	14,507
7.50%, 8/15/23 - 5/15/49	51,545	57,745
6.00%, 9/20/23 - 9/20/50	73,846	84,440
9.00%, 11/15/24 - 9/15/30	1,177	1,300

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Fund for Income	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
6.50%, 12/15/25 - 2/20/41	$119,309	$134,548
6.13%, 6/20/28 - 11/20/28	266	276
6.28%, 10/20/28 - 9/20/29	553	593
6.10%, 5/20/29 - 7/20/31	429	460
7.30%, 4/20/30 - 2/20/31	174	180
6.49%, 5/20/31 - 3/20/32	804	872
4.50%, 12/15/33 - 5/15/41	9,474	10,668
5.00%, 1/20/34 - 2/20/42	21,217	23,882
4.00%, 8/15/41	601	666
		459,193
Total Government National Mortgage Association (Cost $485,757)		480,396

U.S. Treasury Obligations (22.3%)
U.S. Treasury Bills, 0.08%, 3/24/22 (b)	25,994	25,991
U.S. Treasury Bonds
7.13%, 2/15/23	58,387	62,192
7.50%, 11/15/24	43,137	50,482
Total U.S. Treasury Obligations (Cost $139,600)		138,665
Investment Companies (0.0%)(c)
BlackRock Liquidity Funds Fedfund Portfolio, 0.02% (b)	99,732	100
Total Investment Companies (Cost $100)		100
Total Investments (Cost $625,457) — 99.3%		619,161
Other assets in excess of liabilities — 0.7%		4,672
NET ASSETS - 100.00%		$623,833

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2022.
(b)	Rate represents the effective yield at January 31, 2022.
(c)	Amount represents less than 0.05% of net assets.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Investment Grade Convertible Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (61.5%)
Communication Services (0.5%):
Snap, Inc., 0.75%, 8/1/26	$1,595	$2,595

Consumer Discretionary (10.5%):
Booking Holdings, Inc., 0.75%, 5/1/25 (a)	15,560	23,213
Expedia Group, Inc., Zero Coupon, 2/15/26 (a)(b)	16,081	18,580
Ford Motor Co., Zero Coupon, 3/15/26 (b)	6,165	8,364
		50,157
Energy (4.8%):
Pioneer Natural Resources Co., 0.25%, 5/15/25	11,081	22,939

Financials (14.9%):
Ares Capital Corp., 4.63%, 3/1/24	11,957	14,064
Barclays Bank PLC
Zero Coupon, 2/4/25	7,120	11,369
Zero Coupon, 2/18/25	3,230	3,664
BlackRock Capital Investment Corp., 5.00%, 6/15/22	3,712	3,743
BlackRock TCP Capital Corp., 4.63%, 3/1/22	1,390	1,387
GSK Finance NO 3 PLC, 1.80%, 6/22/23 (b)	6,418	6,261
Hannon Armstrong Sustainable Infrastructure Capital, Inc., Zero Coupon, 8/15/23	2,435	2,530
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (b)	12,505	14,011
MGIC Investment Corp., Convertible Subordinated Notes, 9.00%, 4/1/63 (b)	4,342	5,866
TPG Specialty Lending, Inc., 4.50%, 8/1/22	6,961	8,736
		71,631
Health Care (9.5%):
Anthem, Inc., 2.75%, 10/15/42	3,655	22,848
Bristol-Myers Squibb Co., Convertible Subordinated Notes, Zero Coupon, 9/15/23, Callable 3/14/22 @ 100 (c)	2,466	4,084
Illumina, Inc., Zero Coupon, 8/15/23 (a)	16,617	18,358
		45,290
Industrials (7.1%):
Fortive Corp., 0.88%, 2/15/22	6,851	6,847
Parsons Corp., 0.25%, 8/15/25	4,270	4,107
Southwest Airlines Co., 1.25%, 5/1/25	16,930	23,039
		33,993

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Grade Convertible Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Information Technology (12.5%):
Akamai Technologies, Inc., 0.13%, 5/1/25	$2,704	$3,479
Block, Inc., 0.25%, 11/1/27 (a)	7,625	7,078
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (a)	17,570	19,462
Vishay Intertechnology, Inc., 2.25%, 6/15/25	6,655	6,813
Western Digital Corp., 1.50%, 2/1/24	23,198	23,086
		59,918
Real Estate (1.7%):
Kite Realty Group LP, 0.75%, 4/1/27 (b)	8,280	8,394
Total Convertible Corporate Bonds (Cost $264,453)		294,917

Convertible Preferred Stocks (34.7%)
Financials (15.1%):
AMG Capital Trust II, 4.60%, 10/15/37	232,075	12,978
Bank of America Corp., Series L, 5.15% (d)	14,230	20,036
KKR & Co., Inc., Series C, 0.16%, 9/15/23 (a)	179,250	15,910
New York Community Capital Trust, 5.84%, 11/1/51	53,619	2,754
Wells Fargo & Co., Series L, 0.02% (d)	14,509	20,663
		72,341
Industrials (4.0%):
Stanley Black & Decker, Inc., 0.76%, 11/15/22 (a)	183,925	19,196

Utilities (15.6%):
American Electric Power Co., Inc., 6.05%, 3/15/22	49,970	2,531
American Electric Power Co., Inc., 6.13%, 8/15/23 (a)	74,910	3,976
CenterPoint Energy, Inc., Convertible Subordinated Notes, 4.57%, 9/15/29	80,000	4,395
Dominion Energy, Inc., Series A, 1.78%, 6/1/22	130,978	13,362
DTE Energy Co., 1.54%, 11/1/22	267,298	13,592
NextEra Energy, Inc., 0.60%, 9/1/22	127,545	7,418
NextEra Energy, Inc., 0.76%, 3/1/23	274,805	14,012
NiSource, Inc., 0.07%, 3/1/24	27,090	3,084
The Southern Co., Series 2019, 1.24%, 8/1/22	229,220	12,218
		74,588
Total Convertible Preferred Stocks (Cost $157,808)		166,125

Collateral for Securities Loaned (19.5%)^
BlackRock Liquidity Funds TempFund, Institutional Class, 0.04% (e)	2,511,258	2,512
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (e)	34,637,203	34,637

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Grade Convertible Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (e)	1,253,242	$1,253
JPMorgan Prime Money Market Fund, Capital Class, 0.07% (e)	9,992,961	9,993
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (e)	44,930,304	44,930
Total Collateral for Securities Loaned (Cost $93,325)		93,325

Total Investments (Cost $515,586) — 115.7%		554,367
Liabilities in excess of other assets — (15.7)%		(75,237)
NET ASSETS - 100.00%		$479,130

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of January 31, 2022, the fair value of these securities was $61,476 (thousands) and amounted to 12.8% of net assets.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2022.
(d)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e)	Rate disclosed is the daily yield on January 31, 2022.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of January 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory THB US Small Opportunities Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Building Products (1.8%):
Insteel Industries, Inc.	35,925	$1,359

Commercial Services & Supplies (1.6%):
ARC Document Solutions, Inc.	233,850	769
Quest Resource Holding Corp. (a)	65,050	400
		1,169
Communication Services (1.1%):
EverQuote, Inc., Class A (a)	48,990	806

Construction & Engineering (5.4%):
Bowman Consulting Group Ltd. (a)	44,030	867
Concrete Pumping Holdings, Inc. (a)	92,450	759
Great Lakes Dredge & Dock Corp. (a)	27,380	375
IES Holdings, Inc. (a)	10,300	508
Limbach Holdings, Inc. (a)	53,160	449
MYR Group, Inc. (a)	4,851	456
Northwest Pipe Co. (a)	21,420	608
		4,022
Consumer Discretionary (15.0%):
America's Car-Mart, Inc. (a)	8,710	827
Bassett Furniture Industries, Inc.	36,830	683
BJ's Restaurants, Inc. (a)	18,624	560
Brilliant Earth Group, Inc. (a)	24,010	318
Century Communities, Inc.	15,640	1,030
Charles & Colvard Ltd. (a)	113,330	273
Chuy's Holdings, Inc. (a)(b)	14,844	374
Lazydays Holdings, Inc. (a)	43,330	704
M/I Homes, Inc. (a)	19,005	1,007
MasterCraft Boat Holdings, Inc. (a)	22,680	577
Movado Group, Inc.	42,770	1,585
Red Robin Gourmet Burgers, Inc. (a)	18,500	273
Ruth's Hospitality Group, Inc. (a)	54,270	1,087
The Cheesecake Factory, Inc. (a)	11,890	424
Universal Technical Institute, Inc. (a)	118,960	864
Vera Bradley, Inc. (a)	76,280	625
		11,211

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory THB US Small Opportunities Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.5%):
Vital Farms, Inc. (a)	24,300	$402

Electrical Equipment (2.8%):
Allied Motion Technologies, Inc.	30,147	1,081
Preformed Line Products Co.	11,290	684
Ultralife Corp. (a)	67,869	363
		2,128
Energy (8.3%):
Clean Energy Fuels Corp. (a)	98,430	598
Expro Group Holdings NV (a)	53,136	832
Geospace Technologies Corp. (a)	49,200	431
Natural Gas Services Group, Inc. (a)	11,768	127
Profire Energy, Inc. (a)	552,220	624
Renewable Energy Group, Inc. (a)	16,429	661
RPC, Inc. (a)	256,590	1,516
TETRA Technologies, Inc. (a)	486,630	1,426
		6,215
Financials (12.1%):
BayCom Corp. (a)	29,906	622
Coastal Financial Corp. (a)	12,190	590
eHealth, Inc. (a)	14,980	327
First Busey Corp.	88,271	2,461
Heritage Financial Corp.	49,705	1,206
Old Second Bancorp, Inc.	112,972	1,517
P10, Inc., Class A (a)	36,050	436
Randolph Bancorp, Inc.	29,203	726
The First Bancshares, Inc.	20,617	744
Trean Insurance Group, Inc. (a)	46,810	378
		9,007
Health Care (14.4%):
Addus HomeCare Corp. (a)	8,691	694
Amneal Pharmaceuticals, Inc. (a)	240,048	1,063
Atrion Corp.	764	463
BioLife Solutions, Inc. (a)	37,744	1,126
Cardiovascular Systems, Inc. (a)	12,555	221
CryoLife, Inc. (a)	23,795	424
Lantheus Holdings, Inc. (a)	25,401	645
LeMaitre Vascular, Inc.	30,566	1,293
Meridian Bioscience, Inc. (a)	17,010	355

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory THB US Small Opportunities Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Mesa Laboratories, Inc.	1,693	$481
ModivCare, Inc. (a)	5,452	632
Organogenesis Holdings, Inc. (a)(b)	55,000	423
Orthofix Medical, Inc. (a)	20,266	616
Pro-Dex, Inc. (a)	10,616	268
Retractable Technologies, Inc. (a)(b)	64,170	350
The Joint Corp. (a)	10,657	576
Vanda Pharmaceuticals, Inc. (a)	24,930	378
Vericel Corp. (a)(b)	22,250	792
		10,800
Information Technology (16.7%):
Axcelis Technologies, Inc. (a)	5,866	367
CEVA, Inc. (a)	13,800	520
ePlus, Inc. (a)	35,252	1,620
Grid Dynamics Holdings, Inc. (a)	48,430	1,291
Ichor Holdings Ltd. (a)	33,030	1,401
Iteris, Inc. (a)	137,160	546
Luna Innovations, Inc. (a)	120,290	877
Napco Security Technologies, Inc. (a)	53,960	1,122
NVE Corp.	1,671	103
PAR Technology Corp. (a)(b)	25,316	949
Perficient, Inc. (a)	9,240	969
Ultra Clean Holdings, Inc. (a)	28,733	1,449
Upland Software, Inc. (a)	24,790	486
Vishay Precision Group, Inc. (a)	5,524	177
Wayside Technology Group, Inc.	18,010	575
		12,452
Machinery (8.8%):
CIRCOR International, Inc. (a)(b)	32,670	907
Energy Recovery, Inc. (a)	20,500	402
Graham Corp.	52,040	642
Harsco Corp. (a)	56,420	886
Hydrofarm Holdings Group, Inc. (a)	16,120	316
Hyster-Yale Materials Handling, Inc.	19,840	891
NN, Inc. (a)	134,130	511
The Greenbrier Cos., Inc.	37,000	1,493
The Shyft Group, Inc.	12,276	515
		6,563
Materials (2.8%):
Koppers Holdings, Inc. (a)	39,127	1,169

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory THB US Small Opportunities Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
UFP Technologies, Inc. (a)	12,900	$916
		2,085
Professional Services (0.7%):
Willdan Group, Inc. (a)	16,780	528

Real Estate (1.5%):
Gladstone Land Corp.	24,950	760
Postal Realty Trust, Inc., Class A	21,350	382
		1,142
Road & Rail (0.4%):
U.S. Xpress Enterprises, Inc., Class A (a)	69,940	315

Trading Companies & Distributors (4.6%):
Karat Packaging, Inc. (a)	34,000	562
Transcat, Inc. (a)	29,961	2,843
		3,405
Total Common Stocks (Cost $58,238)		73,609

Collateral for Securities Loaned (2.1%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (c)	41,679	42
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (c)	574,871	575
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (c)	20,800	21
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (c)	165,852	166
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (c)	745,705	746
Total Collateral for Securities Loaned (Cost $1,550)		1,550

Total Investments (Cost $59,788) — 100.6%		75,159
Liabilities in excess of other assets — (0.6)%		(433)
NET ASSETS - 100.00%		$74,726

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on January 31, 2022.

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Established Value Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.9%)
Communication Services (1.7%):
Live Nation Entertainment, Inc. (a)(b)	1,330,600	$145,714
The Interpublic Group of Cos., Inc.	3,550,000	126,167
		271,881
Consumer Discretionary (8.9%):
Aptiv PLC (a)	1,290,000	176,188
BorgWarner, Inc.	7,175,000	314,624
Hilton Worldwide Holdings, Inc. (a)	1,265,000	183,564
Newell Brands, Inc.	7,800,000	181,038
Ross Stores, Inc.	1,110,000	108,503
VF Corp.	3,285,000	214,215
Yum! Brands, Inc.	2,300,000	287,891
		1,466,023
Consumer Staples (7.0%):
Archer-Daniels-Midland Co.	3,480,000	261,000
Sysco Corp.	3,675,000	287,201
The Hershey Co.	1,360,000	268,015
Tyson Foods, Inc., Class A	3,842,000	349,200
		1,165,416
Energy (5.1%):
Coterra Energy, Inc.	12,125,000	265,538
Devon Energy Corp.	5,050,000	255,378
Valero Energy Corp.	3,965,000	328,976
		849,892
Financials (15.1%):
Alleghany Corp. (a)	500,000	332,000
American Financial Group, Inc.	2,227,300	290,173
Everest Re Group Ltd.	765,000	216,801
Huntington Bancshares, Inc.	14,100,000	212,346
Old Republic International Corp.	3,272,400	83,871
Prosperity Bancshares, Inc.	2,725,000	199,606
The Bank of New York Mellon Corp.	5,020,000	297,485
The Progressive Corp.	1,961,400	213,126
W.R. Berkley Corp.	3,570,000	301,665
Zions Bancorp NA	5,100,000	345,882
		2,492,955
Health Care (3.7%):
Molina Healthcare, Inc. (a)	420,000	122,002
Quest Diagnostics, Inc.	1,780,000	240,335

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Established Value Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Cooper Cos., Inc.	640,000	$254,912
		617,249
Industrials (22.0%):
AGCO Corp. (b)	2,105,000	246,706
Alaska Air Group, Inc. (a)	4,270,000	233,740
Hubbell, Inc.	1,255,000	235,049
J.B. Hunt Transport Services, Inc.	1,055,000	203,130
Landstar System, Inc.	1,279,400	204,704
Leidos Holdings, Inc.	2,440,000	218,258
Lincoln Electric Holdings, Inc.	1,065,000	136,150
ManpowerGroup, Inc.	1,970,000	206,594
Oshkosh Corp.	1,525,000	173,560
Owens Corning	1,890,000	167,643
Parker-Hannifin Corp.	865,000	268,159
Republic Services, Inc.	1,220,000	155,745
Textron, Inc.	4,658,200	317,037
The Middleby Corp. (a)	1,370,000	253,724
The Toro Co.	2,536,500	244,975
United Rentals, Inc. (a)	465,000	148,856
Vertiv Holdings Co.	7,805,000	162,812
Xylem, Inc.	677,000	71,098
		3,647,940
Information Technology (10.1%):
Amphenol Corp., Class A	2,410,000	191,812
DXC Technology Co. (a)	5,520,000	166,042
Flex Ltd. (a)	14,500,000	234,610
Genpact Ltd.	5,460,000	271,635
Global Payments, Inc.	1,660,000	248,801
Hewlett Packard Enterprise Co.	11,195,600	182,824
MAXIMUS, Inc.(c)	3,245,000	250,903
Motorola Solutions, Inc.	565,000	131,046
		1,677,673
Materials (12.6%):
AptarGroup, Inc.	1,200,000	140,760
Avery Dennison Corp.	1,185,000	243,423
Corteva, Inc.	4,000,000	192,320
Eastman Chemical Co. (b)	1,070,000	127,255
International Flavors & Fragrances, Inc.	1,433,000	189,041
Packaging Corp. of America	2,200,000	331,386
Reliance Steel & Aluminum Co.	1,620,000	247,666
RPM International, Inc.	1,595,000	141,333

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Established Value Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Steel Dynamics, Inc.	3,515,000	$195,153
Westlake Chemical Corp.	2,890,000	285,098
		2,093,435
Real Estate (7.7%):
Alexandria Real Estate Equities, Inc.	1,190,000	231,860
American Homes 4 Rent, Class A	4,850,000	189,780
Camden Property Trust	1,270,000	203,314
Equity LifeStyle Properties, Inc.	2,670,000	209,034
Lamar Advertising Co., Class A	1,910,000	211,552
National Retail Properties, Inc. (b)	5,170,000	229,445
		1,274,985
Utilities (3.0%):
Alliant Energy Corp.	4,170,000	249,615
Xcel Energy, Inc.	3,530,000	245,900
		495,515
Total Common Stocks (Cost $12,089,011)		16,052,964

Exchange-Traded Funds (1.3%)
iShares Russell Mid-Cap Value ETF (b)	1,800,000	210,600
Total Exchange-Traded Funds (Cost $140,770)		210,600

Collateral for Securities Loaned (0.0%)^(d)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (e)	130,563	131
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (e)	1,800,826	1,801
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (e)	65,157	65
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (e)	519,545	520
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (e)	2,335,975	2,336
Total Collateral for Securities Loaned (Cost $4,853)		4,853
Total Investments (Cost $12,234,634) — 98.2%		16,268,417
Other assets in excess of liabilities — 1.8%		305,346
NET ASSETS - 100.00%		$16,573,763

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliated security.
(d)	Amount represents less than 0.05% of net assets.
(e)	Rate disclosed is the daily yield on January 31, 2022.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Affiliated Holdings

			Proceeds		Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
	10/31/2021	at Cost	Sales	Gains(Losses)	Distribution	Depreciation	1/31/2022	Income
MAXIMUS, Inc.	$251,165	$21,824	$-	$-	$-	$(22,086)	$250,903	$837

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Small Company Opportunity Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.8%)
Aerospace & Defense (0.9%):
Hexcel Corp. (a)(b)	1,172,900	$61,190

Air Freight & Logistics (1.4%):
Forward Air Corp.	349,100	37,110
Hub Group, Inc., Class A (a)	805,300	60,977
		98,087
Airlines (0.3%):
Frontier Group Holdings, Inc. (a)	1,794,400	23,471

Building Products (2.0%):
Gibraltar Industries, Inc. (a)	743,100	40,722
UFP Industries, Inc.	1,183,000	94,474
		135,196
Commercial Services & Supplies (3.9%):
ABM Industries, Inc.	1,178,800	49,144
McGrath RentCorp	843,300	64,268
U.S. Ecology, Inc. (a)	763,400	21,818
UniFirst Corp.	365,000	69,383
Viad Corp. (a)(c)	1,738,100	65,474
		270,087
Communication Services (1.1%):
The EW Scripps Co., Class A (a)(c)	3,787,300	77,640

Construction & Engineering (3.2%):
Comfort Systems USA, Inc.	486,200	43,651
EMCOR Group, Inc.	853,000	101,686
MYR Group, Inc. (a)	290,000	27,269
Valmont Industries, Inc.	220,000	47,790
		220,396
Consumer Discretionary (9.2%):
Carter's, Inc.	562,000	52,333
Choice Hotels International, Inc.	231,900	33,255
Citi Trends, Inc. (a)(b)(c)	515,500	25,115
Columbia Sportswear Co.	588,400	54,645

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Helen of Troy Ltd. (a)	252,000	$52,751
Hyatt Hotels Corp., Class A (a)	940,000	86,113
LCI Industries	394,600	48,603
Mattel, Inc. (a)	3,681,400	77,015
Murphy USA, Inc.	350,000	68,831
Signet Jewelers Ltd.	609,000	52,453
Visteon Corp. (a)	801,400	81,350
		632,464
Consumer Staples (5.8%):
Central Garden & Pet Co., Class A (a)	318,600	13,805
Edgewell Personal Care Co.	1,403,400	64,276
Ingredion, Inc.	872,700	82,645
Lancaster Colony Corp.	270,000	42,868
Performance Food Group Co. (a)	1,884,700	79,515
Spectrum Brands Holdings, Inc.	656,400	58,669
The Hain Celestial Group, Inc. (a)(b)	1,504,900	54,974
		396,752
Electrical Equipment (0.2%):
Encore Wire Corp.	89,700	10,108

Energy (3.0%):
Delek U.S. Holdings, Inc. (a)(c)	3,949,100	61,290
Helix Energy Solutions Group, Inc. (a)(c)	7,800,000	27,534
PDC Energy, Inc.	1,970,000	116,762
		205,586
Financials (17.0%):
AMERISAFE, Inc. (c)	1,015,000	53,308
Bank of Hawaii Corp.	1,170,600	100,754
Cohen & Steers, Inc.	630,600	52,674
Eagle Bancorp, Inc.	1,100,000	65,967
First American Financial Corp.	772,900	57,589
Independent Bank Corp.	1,450,000	122,307
Lakeland Financial Corp. (b)	641,700	51,291
Pinnacle Financial Partners, Inc.	585,000	56,575
RenaissanceRe Holdings Ltd.	363,000	57,053
Renasant Corp.	2,600,900	95,661
Ryan Specialty Group Holdings, Inc., Class A (a)	1,204,000	45,042
Selective Insurance Group, Inc.	775,300	61,171
SouthState Corp.	1,325,000	111,843
Stewart Information Services Corp.	751,800	53,701
UMB Financial Corp.	1,046,200	102,998

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Wintrust Financial Corp.	808,500	$79,290
		1,167,224
Health Care (2.8%):
AngioDynamics, Inc. (a)(c)	2,078,900	44,967
Apria, Inc. (a)	1,498,800	56,070
Hanger, Inc. (a)(c)	2,575,000	46,685
Natus Medical, Inc. (a)(c)	1,931,300	44,497
		192,219
Industrial Conglomerates (0.6%):
Carlisle Cos., Inc.	192,000	42,901

Information Technology (10.8%):
ADTRAN, Inc.	1,300,000	24,973
Advanced Energy Industries, Inc.	671,700	57,887
Avnet, Inc.	2,138,700	86,318
Belden, Inc.	1,115,600	62,418
Cognyte Software Ltd. (a)	3,154,500	34,226
Cohu, Inc. (a)	1,726,200	56,930
Fabrinet (a)	511,200	57,847
Kulicke & Soffa Industries, Inc.	948,800	51,890
Littelfuse, Inc.	150,100	40,523
MAXIMUS, Inc.	268,000	20,722
NETGEAR, Inc. (a)(c)	2,133,500	59,034
Plexus Corp. (a)(b)	610,000	47,287
ScanSource, Inc. (a)(c)	1,600,000	49,888
Verint Systems, Inc. (a)	1,789,500	91,855
		741,798
Machinery (9.8%):
Alamo Group, Inc.	456,000	64,228
Altra Industrial Motion Corp.	1,507,000	72,758
Astec Industries, Inc.	1,101,800	69,733
Columbus McKinnon Corp. (b)	965,000	41,765
Crane Co.	914,300	94,639
Hillenbrand, Inc.	1,605,000	74,600
Kennametal, Inc.	2,089,300	72,227
Mueller Industries, Inc.	1,260,000	65,092
The Manitowoc Co., Inc. (a)(b)	1,400,000	25,550
TriMas Corp.	1,858,700	64,609
Watts Water Technologies, Inc., Class A	187,000	28,650
		673,851

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (7.9%):
Avient Corp.	812,300	$40,428
Cabot Corp.	1,461,500	80,368
Innospec, Inc.	547,100	50,858
Kaiser Aluminum Corp.	764,500	73,201
Minerals Technologies, Inc.	980,000	68,571
Silgan Holdings, Inc.	2,280,000	102,098
Sonoco Products Co.	1,504,900	85,238
Worthington Industries, Inc.	835,400	45,262
		546,024
Professional Services (2.8%):
CBIZ, Inc. (a)	895,900	34,608
ICF International, Inc.	695,000	65,601
Korn Ferry	660,000	43,811
ManTech International Corp., Class A	696,400	50,308
		194,328
Real Estate (8.0%):
Apple Hospitality REIT, Inc.	6,355,300	102,511
Colliers International Group, Inc.	380,000	55,541
Corporate Office Properties Trust	3,325,000	83,989
Cushman & Wakefield PLC (a)	3,250,000	68,218
First Industrial Realty Trust, Inc.	1,355,000	82,357
Four Corners Property Trust, Inc.	2,588,100	70,060
Rayonier, Inc.	2,350,000	85,869
		548,545
Road & Rail (2.0%):
Marten Transport Ltd. (c)	4,170,000	69,597
Werner Enterprises, Inc.	1,560,000	69,561
		139,158
Trading Companies & Distributors (2.4%):
Applied Industrial Technologies, Inc.	1,095,000	107,288
Core & Main, Inc., Class A (a)	2,315,400	55,685
		162,973
Utilities (2.7%):
ALLETE, Inc.	760,200	48,525
MGE Energy, Inc.	480,000	37,166
NorthWestern Corp.	892,100	51,849
ONE Gas, Inc.	609,700	47,489
		185,029
Total Common Stocks (Cost $5,467,528)		6,725,027

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	January 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (1.0%)
iShares Russell 2000 Value ETF (b)	450,000	$70,353

Total Exchange-Traded Funds (Cost $51,469)		70,353

Collateral for Securities Loaned (0.4%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (d)	800,457	800
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (d)	11,040,522	11,041
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (d)	399,468	399
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (d)	3,185,231	3,185
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (d)	14,321,422	14,321
Total Collateral for Securities Loaned (Cost $29,746)		29,746

Total Investments (Cost $5,548,743) — 99.2%		6,825,126
Other assets in excess of liabilities — 0.8%		54,816
NET ASSETS - 100.00%		$6,879,942

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliated security.
(d)	Rate disclosed is the daily yield on January 31, 2022.

ETF—Exchange-Traded Fund
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Affiliated Holdings

						Net Change
			Proceeds		Capital	in Unrealized
	Fair Value	Purchases	from	Realized	Gain	Appreciation/	Fair Value	Dividend
	10/31/2021	at Cost	Sales	Gains(Losses)	Distributions	Depreciation	1/31/2022	Income
AMERISAFE, Inc.	$60,179	$-	$-	$-	$-	$(6,871)	$53,308	$4,354
AngioDynamics, Inc.	46,378	10,859	(473)	141	-	(11,938)	44,967	-
Citi Trends, Inc.	39,879	-	-	-	-	(14,764)	25,115	-
Delek U.S. Holdings, Inc.	56,835	17,059	-	-	-	(12,604)	61,290	-
Hanger, Inc.	48,101	-	-	-	-	(1,416)	46,685	-
Helix Energy Solutions Group, Inc.	30,731	-	(1,141)	(5,231)	-	3,175	27,534	-
Marten Transport Ltd.	69,347	-	-	-	-	250	69,597	167
Natus Medical, Inc.	42,265	6,106	-	-	-	(3,874)	44,497	-
NETGEAR, Inc.	56,939	4,519	-	-	-	(2,424)	59,034	-
ScanSource, Inc.	57,248	-	-	-	-	(7,360)	49,888	-
The E.W. Scripps Co., Class A	60,822	10,214	-	-	-	6,604	77,640	-
Viad Corp.	61,416	15,235	-	-	-	(11,177)	65,474	-
	$630,140	$63,992	$(1,614)	$(5,090)	$-	$(62,399)	$625,029	$4,521